SHARE-BASED COMPENSATION ARRANGEMENTS (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized in the statement of operation and other comprehensive income	$ 11,460	$ 19,169	$ 50,505
Selling and marketing
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized in the statement of operation and other comprehensive income	4,216	3,740	10,593
Research and development
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized in the statement of operation and other comprehensive income	2,930	3,308	8,034
General and administrative
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized in the statement of operation and other comprehensive income	$ 4,314	$ 12,121	$ 31,878